Note 6 - Other Assets - Schedule of Other Assets (Details) - CAD ($) $ in Thousands	Apr. 30, 2023	Oct. 31, 2022	Apr. 30, 2022
Statement Line Items [Line Items]
Accounts receivable	$ 3,070	$ 3,774	$ 3,750
Prepaid expenses and other	13,593	10,213	10,448
Property and equipment	6,833	6,868	6,872
Right-of-use assets	3,775	4,122	4,470
Deferred tax asset	2,269	2,128	2,315
Interest rate swap	103	0	0
Investment (note 6a)	953	953	953
Goodwill	5,754	5,754	5,754
Intangible assets (note 6b)	10,275	9,363	9,151
Other assets	$ 46,625	$ 43,175	$ 43,713